Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment and its related accumulated depreciation
	December 31, 2013	December 31, 2014
	RMB	RMB
Computer equipment	500,760	478,676
Leasehold improvements	45,553	46,805
Furniture and fixtures	36,351	40,278
Motor vehicles	5,888	1,939
Less: Accumulated depreciation	(397,569)	(427,097)
Net book value	190,983	140,601